Accumulated Other Comprehensive Income (Loss) (Summary Of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended			12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	$ 1,886,107	$ 1,131,424	$ 1,132,487	$ 1,142,480	$ 1,157,778	$ 1,176,572	$ 1,132,487	$ 1,176,572	$ 0	$ 1,176,572	$ 1,088,240
Unrealized gain (loss) on available for sale debt securities of the Joint Venture, net of taxes	134	1,173					1,307
Change associated with foreign currency translation	1,728	1,583	226	(2,418)	566	(2,593)	3,537	(4,445)	26	(2,833)	1,242
Balance	1,950,131	1,886,107	1,131,424	1,129,240	1,142,480	1,157,778	1,950,131	1,129,240	1,088,240	1,132,487	1,176,572
Available For Sale Debt Security [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	1,173
Unrealized gain (loss) on available for sale debt securities of the Joint Venture, net of taxes	134	1,173
Balance	1,307	1,173					1,307
Foreign Currency Translation Adjustment [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	244	(1,339)	(1,565)	(759)	(1,325)	1,268	(1,565)	1,268		1,268	26
Change associated with foreign currency translation	1,728	1,583	226	(2,418)	566	(2,593)			26	(2,833)	1,242
Balance	1,972	244	(1,339)	(3,177)	(759)	(1,325)	1,972	(3,177)	26	(1,565)	1,268
Cash Flow Hedge [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	(8,010)	(6,700)	(1,691)	4,018	2,540	1,268	(1,691)	1,268		1,268	(338)
Change associated with current period hedging	289	(1,509)	(5,117)	(6,168)	1,866	1,206			(337)	(1,671)	1,267
Reclassification into earnings	1,024	199	(314)	(375)	(388)	(424)			(1)	(1,778)	339
Balance	(6,697)	(8,010)	(6,700)	(2,525)	4,018	2,540	(6,697)	(2,525)	(338)	(1,691)	1,268
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	(6,593)	(8,039)	(3,256)	3,259	1,215	2,536	(3,256)	2,536	0	2,536	(312)
Unrealized gain (loss) on available for sale debt securities of the Joint Venture, net of taxes	134	1,173
Cumulative effect of accounting change of the Joint Venture										490
Change associated with foreign currency translation	1,728	1,583	226	(2,418)	566	(2,593)			26	(2,833)	1,242
Change associated with current period hedging	289	(1,509)	(5,117)	(6,168)	1,866	1,206			(337)	(1,671)	1,267
Reclassification into earnings	1,024	199	(314)	(375)	(388)	(424)			(1)	(1,778)	339
Balance	$ (3,418)	$ (6,593)	(8,039)	$ (5,702)	$ 3,259	1,215	$ (3,418)	$ (5,702)	$ (312)	$ (3,256)	2,536
ASU 2017-12 [Member] | Cash Flow Hedge [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Cumulative effect of accounting change of the Joint Venture											490
ASU 2017-12 [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Cumulative effect of accounting change of the Joint Venture						$ 490					$ 490
ASU 2018-02 [Member] | Cash Flow Hedge [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Cumulative effect of accounting change of the Joint Venture			422
ASU 2018-02 [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Cumulative effect of accounting change of the Joint Venture			$ 422